condensed interim consolidated financial statements	6 Months Ended
Jun. 30, 2020
condensed interim consolidated financial statements
condensed interim consolidated financial statements

1     condensed interim consolidated financial statements

(a)  Basis of presentation

The notes presented in our condensed interim consolidated financial statements include only significant events and transactions and are not fully inclusive of all matters normally disclosed in our annual audited financial statements; thus, our interim consolidated financial statements are referred to as condensed. Our condensed interim consolidated financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2019.

Our condensed interim consolidated financial statements are expressed in Canadian dollars and follow the same accounting policies and methods of their application as set out in our consolidated financial statements for the year ended December 31, 2019. The generally accepted accounting principles that we use are International Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS-IASB) and Canadian generally accepted accounting principles. Our condensed interim consolidated financial statements comply with International Accounting Standard 34, Interim Financial Reporting and reflect all adjustments (which are of a normal recurring nature) that are, in our opinion, necessary for a fair statement of the results for the interim periods presented.

These consolidated financial statements for the three-month and six-month periods ended June 30, 2020, were authorized by our Board of Directors for issue on July 31, 2020.

(b)  Use of estimates and judgments

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates (including about the future effects of the COVID-19 pandemic), assumptions and judgments that affect: the reported amounts of assets and liabilities at the date of the financial statements; the disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)  Inventories

Our inventories primarily consist of wireless handsets, parts and accessories totalling $266 million at June 30, 2020 (December 31, 2019 – $375 million) and communications equipment held for resale. Costs of goods sold for the three-month and six-month periods ended June 30, 2020, totalled $384 million (2019- $484 million) and $786 million (2019 - $943 million), respectively.